January 29, 2008

VIA EDGAR TRANSMISSION

Ms. Sheila Stout

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street N.E.

Washington D.C. 20549

Re:	Marshall Funds, Inc. (the “Corporation”)

         File Nos.: 033-48907 and 811-58433

Dear Ms. Stout:

Enclosed for filing, please find Post-Effective Amendment No. 52 to the Corporation’s registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

If you have any questions or require further information, please contact Angela Pingel by telephone at 414.287.8729.

Sincerely,

/s/ Jeffrey O. Himstreet

Jeffrey O. Himstreet

Secretary

cc: Cameron Avery, Esq.